CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($)	Dec. 31, 2015 USD ($) item $ / shares	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Convertible notes		$ 150,000	$ 150,000
Convertible notes
Debt Instrument [Line Items]
Proceeds from initial issuance of convertible notes	$ 130,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	$ 20,000
Interest rate (as a percent)		4.25%
Conversion rate		22.2222
Conversion price (in dollars per share) | $ / shares		$ 45.00
Sales price of common stock as percentage of conversion price for redemption at Company's option		130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | item		20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option		30 days
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events		100.00%
Convertible notes		$ 150,000
Issuance costs		$ 5,103
Effective interest rate (as a percent)		4.98%
Amortization of financing costs		$ 810
Interest expense		6,375
Accrued interest		$ 2,387